Segment information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net operating revenue	R$ 17,321	R$ 16,298	R$ 16,796
Gross profit	4,302	4,356	4,857
Depreciation and amortization	(931)	(810)	(772)
Operating income	(360)	111	892
Net financial expenses	(750)	(623)	(334)
Share of profit of associates	(205)	(58)	71
Profit(loss) before income tax and social contribution	(1,315)	(570)	629
Income tax and social contribution	454	725	(318)
Net income (loss) for continuing operations	(861)	155	311
Net income (loss) for discontinued operations	857	805	2,015
Net income (loss) of year end	(4)	960	2,326
Current assets	28,559	17,872	17,641
Non-current assets	15,280	31,571	35,654
Current liabilities	17,747	16,550	18,483
Non-current liabilities	12,359	16,513	18,005
Shareholders' equity	13,733	16,380	16,807	R$ 13,548
Retails [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	17,250	16,228	16,747
Gross profit	4,228	4,297	4,835
Depreciation and amortization	(911)	(797)	(766)
Operating income	(311)	207	1,029
Net financial expenses	(747)	(620)	(332)
Share of profit of associates	44	47	118
Profit(loss) before income tax and social contribution	(1,014)	(366)	815
Income tax and social contribution	456	718	(325)
Net income (loss) for continuing operations	(558)	352	490
Net income (loss) for discontinued operations	864	273	784
Net income (loss) of year end	306	625	1,274
Current assets	7,632	9,898	9,531
Non-current assets	15,203	13,796	16,672
Current liabilities	6,314	7,528	8,573
Non-current liabilities	12,358	12,470	14,390
Shareholders' equity	4,163	3,696	3,240
Assets Held For Sale And Discontinued Operations [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Gross profit
Depreciation and amortization
Operating income
Net financial expenses
Share of profit of associates
Profit(loss) before income tax and social contribution
Income tax and social contribution
Net income (loss) for continuing operations
Net income (loss) for discontinued operations	(7)
Net income (loss) of year end	(7)
Current assets	20,809
Non-current assets
Current liabilities	11,260
Non-current liabilities
Shareholders' equity	9,549
Assets Held For Sale And Aiscontinued Operations [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Gross profit
Depreciation and amortization
Operating income
Net financial expenses
Share of profit of associates
Profit(loss) before income tax and social contribution
Income tax and social contribution
Net income (loss) for continuing operations
Net income (loss) for discontinued operations		532	1,231
Net income (loss) of year end		532	1,231
Current assets		7,871	8,015
Non-current assets		17,694	18,930
Current liabilities		8,853	9,729
Non-current liabilities		4,040	3,620
Shareholders' equity		12,672	13,596
Others Businesses [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	71	70	49
Gross profit	74	59	22
Depreciation and amortization	(20)	(13)	(6)
Operating income	(49)	(96)	(137)
Net financial expenses	(3)	(3)	(2)
Share of profit of associates	(249)	(105)	(47)
Profit(loss) before income tax and social contribution	(301)	(204)	(186)
Income tax and social contribution	(2)	7	7
Net income (loss) for continuing operations	(303)	(197)	(179)
Net income (loss) for discontinued operations
Net income (loss) of year end	(303)	(197)	(179)
Current assets	118	103	95
Non-current assets	77	81	52
Current liabilities	173	169	181
Non-current liabilities	1	3	(5)
Shareholders' equity	R$ 21	R$ 12	R$ (29)